Guarantor and Non-Guarantor Supplemental Financial Information - Cash Flow (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Guarantor
Operating activities:
Net cash provided by operating activities	$ 116,046	$ 208,217	$ 162,976
Investing activities:
Property and equipment additions	(28,522)	(20,594)	(48,297)
Acquisitions, net of cash acquired		(10,000)	(10,000)
Changes in restricted cash	4,040	(15,828)	2,140
Contributions from (distributions to) related party, net	68,271	(52,356)	(49,188)
Net cash used in investing activities	43,789	(98,778)	(105,345)
Financing activities:
Payments on and retirement of term loans	(18,151)	(443,250)	(445,500)
Issuance of long-term debt, net of issuance costs		443,256	443,256
Employee tax withholdings related to net share settlements of equity-based awards	(8,452)	(6,747)	(7,217)
Proceeds from exercise of employee stock options	2,140	143	467
Payments on tax sharing liability	(8,921)	(4,616)	(14,375)
Contributions from (distributions to) related party, net	0	0	0
Net cash used in financing activities	(33,384)	(11,214)	(23,369)
Effects of changes in exchange rates on cash and cash equivalents	0	0	0
Net increase/(decrease) in cash and cash equivalents	126,451	98,225	34,262
Cash and cash equivalents at beginning of period	87,889	53,627	53,627
Cash and cash equivalents at end of period	214,340	151,852	87,889
Non-Guarantor
Operating activities:
Net cash provided by operating activities	58,650	(2,093)	(13,477)
Investing activities:
Property and equipment additions	(790)	(574)	(2,834)
Acquisitions, net of cash acquired		0	0
Changes in restricted cash	1,076	(1,920)	15,204
Contributions from (distributions to) related party, net	0	0	0
Net cash used in investing activities	286	(2,494)	12,370
Financing activities:
Payments on and retirement of term loans	0	0	0
Issuance of long-term debt, net of issuance costs		0	0
Employee tax withholdings related to net share settlements of equity-based awards	0	0	0
Proceeds from exercise of employee stock options	0	0	0
Payments on tax sharing liability	0	0	0
Contributions from (distributions to) related party, net	(68,271)	52,356	49,188
Net cash used in financing activities	(68,271)	52,356	49,188
Effects of changes in exchange rates on cash and cash equivalents	(800)	1,288	(11,246)
Net increase/(decrease) in cash and cash equivalents	(10,135)	49,057	36,835
Cash and cash equivalents at beginning of period	100,593	63,758	63,758
Cash and cash equivalents at end of period	90,458	112,815	100,593
Orbitz
Operating activities:
Net cash provided by operating activities	174,696	206,124	149,499
Investing activities:
Property and equipment additions	(29,312)	(21,168)	(51,131)
Acquisitions, net of cash acquired	0	(10,000)	(10,000)
Changes in restricted cash	5,116	(17,748)	17,344
Contributions from (distributions to) related party, net	0		0
Net cash used in investing activities	(24,196)	(48,916)	(43,787)
Financing activities:
Payments on and retirement of term loans	(18,151)	(443,250)	(445,500)
Issuance of long-term debt, net of issuance costs	0	443,256	443,256
Employee tax withholdings related to net share settlements of equity-based awards	(8,452)	(6,747)	(7,217)
Proceeds from exercise of employee stock options	2,140	143	467
Payments on tax sharing liability	(8,921)	(4,616)	(14,375)
Contributions from (distributions to) related party, net	0	0	0
Net cash used in financing activities	(33,384)	(11,214)	(23,369)
Effects of changes in exchange rates on cash and cash equivalents	(800)	1,288	(11,246)
Net increase/(decrease) in cash and cash equivalents	116,316	147,282	71,097
Cash and cash equivalents at beginning of period	188,482	117,385	117,385
Cash and cash equivalents at end of period	304,798	264,667	188,482
Eliminations
Investing activities:
Contributions from (distributions to) related party, net	(68,271)	52,356	49,188
Net cash used in investing activities	(68,271)	52,356	49,188
Financing activities:
Contributions from (distributions to) related party, net	68,271	(52,356)	(49,188)
Net cash used in financing activities	68,271	$ (52,356)	(49,188)
Cash and cash equivalents at beginning of period	0
Cash and cash equivalents at end of period	$ 0		$ 0